                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2001
                                              -----------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     NewBridge Partners, LLC
          ---------------------------------------------
 Address:  535 Madison Avenue, 14th Floor
          ---------------------------------------------
           New York, New York 10022
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-5523
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Kathy T. Abramson
          ---------------------------------------------
 Title:    Chief Financial Officer
          ---------------------------------------------
 Phone:    (212) 745-1000
          ---------------------------------------------

 Signature, Place, and Date of Signing:

  /s/ Kathy T. Abramson     New York, New York           May 2, 2001
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0
                                             -----

Form 13F Information Table Entry Total:      94
                                             -----

Form 13F Information Table Value Total:      $3,371,875
                                             ------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of othe name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NO.        Form 13F File Number            Name

         None.      28-
         _____         _________________            _____________________

         [Repeat as necessary.]

NewBridge Partners, LLC
Form 13F Information Table

For the quarter ended March 31, 2001

        COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6               COLUMN 7  COLUMN 8
        --------           --------   --------  --------  --------     --------               --------  --------

                                                                       INVESTMENT
                                                                       DISCRETION                        VOTING  AUTHORITY
                                                 VALUE            PUT/                          OTHER
   NAME OF ISSUER      TITLE OF CLASS  CUSIP    (x$1000)   SHRS   CALL   SOLE    SHARED OTHER  MANAGERS   SOLE    SHARED    NONE
   --------------      --------------  -----    --------   ----   ----   ----    ------ -----  --------   ----    ------    ----
A E S CORP COM             COMMON    00130H105  57017.75 1,141,268     1,136,478   0    4,790           671,643     0     469,625
ABBOTT LABS                COMMON    002824100  1451.376  30,756        22,756     0    8,000              0        0      30,756
AMERICAN HOME PRODS C      COMMON    026609107    658     11,200        10,200     0    1,000              0        0      11,200
AMERICAN INTL GROUP I      COMMON    026874107  250541.2 3,112,313     3,095,403   0    16,910          2,253,946 6,813   851,554
AMGEN INC COM              COMMON    031162100  93848.32 1,559,266     1,554,756   0    4,510           997,959     35    561,272
AOL TIME WARNER            COMMON    00184A105  264400.6 6,585,321     6,538,881 2,550  43,890          3,485,413 63,362  3,036,546
APPLIED MICRO CIRCUIT      COMMON    03822W109  1270.203  76,982        75,132   1,850    0              48,912   1,850    26,220
ARIBA INC COM              COMMON    04033V104  468.7329  59,286        58,486    800     0              39,911    800     18,575
AT&T CORP COM LBRTY M      COMMON    001957208   770.56   55,040        55,040     0      0              2,260      0      52,780
AUTOMATIC DATA PROCES      COMMON    053015103  500.5679  9,205          9,205     0      0               205       0      9,000
BERKSHIRE HATHAWAY IN      COMMON    084670207  4878.592  2,242          2,242     0      0                0        0      2,242
BRISTOL MYERS SQUIBB       COMMON    110122108  882.9216  14,864        14,128     0     736              218       0      14,646
BROADCOM CORP COM          COMMON    111320107  47744.53 1,652,060     1,646,950 1,550  3,560           1,034,478 9,190   608,392
BROCADE COMMUNICATION      COMMON    111621108  23785.88 1,138,625     1,135,465 1,650  1,510           720,775   6,570   411,280
CELESTICA INC SUB VTG      COMMON    15101Q108  1128.16   40,905        40,105    800     0              24,670    800     15,435
CIENA CORP COM             COMMON    171779101  1523.583  36,493        35,993    500     0              14,758    500     21,235
CISCO SYS INC COM          COMMON    17275R102  142402.1 9,005,669     8,908,669 3,000  94,000          4,368,342 64,727  4,572,600
CITIGROUP INC COM          COMMON    172967101  245960.9 5,468,228     5,431,869   0    36,359          3,789,985 18,100  1,660,143
CLEAR CHANNEL COMMUNI      COMMON    184502102  141496.7 2,598,653     2,596,168   0    2,485           1,838,140 5,965   754,548
COCA COLA CO               COMMON    191216100  862.556   19,100         4,400     0    14,700            400       0      18,700
COLGATE PALMOLIVE CO       COMMON    194162103  729.432   13,200          200      0    13,000            200       0      13,000
COMPAQ COMPUTER CORP       COMMON    204493100   252.98   13,900        13,900     0      0               400       0      13,500
COSTCO WHOLESALE CORP      COMMON    22160K105  200.646   5,112          5,112     0      0                0        0      5,112
DELL COMPUTER CORP CO      COMMON    247025109  723.7453  28,175        21,175     0    7,000            3,575      0      24,600
DISNEY WALT PRODTNS        COMMON    254687106  367.3384  12,844        12,844     0      0               650       0      12,194
DU PONT E I DE NEMOUR      COMMON    263534109  662.5146  16,278        16,278     0      0               320       0      15,958
E M C CORP MASS COM        COMMON    268648102  205845.7 7,001,556     6,949,976 2,150  49,430          3,657,070 35,010  3,309,476
EXXON CORPORATION          COMMON    30231G102  1916.541  23,661        13,605     0    10,056            185       0      23,476
FEDERAL NAT MORTGAGE       COMMON    313586109  576.304   7,240          7,240     0      0                90       0      7,150
FISHER TRANSN SVCS IN      COMMON    338034101     0      12,000        12,000     0      0                0        0      12,000
GENENTECH INC COM NEW      COMMON    368710406  89496.86 1,772,215     1,767,533   0    4,682           1,014,536 7,830   749,849
GENERAL ELEC CO            COMMON    369604103  7314.575 174,739        160,339    0    14,400            645       0     174,094
GENERAL MTRS CORP CL       COMMON    370442832  2514.428 128,945        126,445  2,500    0              95,100   2,500    31,345
HARLEY DAVIDSON INC C      COMMON    412822108  122924.6 3,239,120     3,226,510   0    12,610          2,091,106   45    1,147,969
HARTFORD FINL SVCS GR      COMMON    416515104  937.274   15,886           0       0    15,886             0        0      15,886
HEWLETT PACKARD CO CO      COMMON    428236103   250.16   8,000            0       0    8,000              0        0      8,000
HOME DEPOT INC COM         COMMON    437076102  241023.3 5,592,189     5,547,474   0    44,715          3,403,527 17,815  2,170,847
HUNTINGTON BANCSHARES      COMMON    446150104  1294.983  90,876        90,876     0      0                0        0      90,876
I B M                      COMMON    459200101  5704.532  59,311        23,311     0    36,000            211       0      59,100
IMATRON INC COM            COMMON    452906100  608.0625 324,300        324,300    0      0                0        0     324,300
INSIGHT ENTERPRISES I      COMMON    45765U103  320.8254  15,187        15,187     0      0                0        0      15,187

INTEL CORP COM             COMMON    458140100  2205.908  83,835        83,835     0      0              14,535     0      69,300
ITT INDS INC IND COM       COMMON    450911102  307.7913  7,943            0       0    7,943              0        0      7,943
J D S UNIPHASE CORP C      COMMON    46612J101  62702.55 3,400,816     3,392,542 1,800  6,474           2,093,618 15,975  1,291,223
J.P. MORGAN CHASE & C      COMMON    46625H100  365.935   8,150          2,600     0    5,550              0        0      8,150
JACO ELECTRS INC COM       COMMON    469783104  170.625   30,000        30,000     0      0                0        0      30,000
JOHNSON & JOHNSON          COMMON    478160104  41034.54 469,127        239,527  224,0005,600             585    224,000  244,542
JUNIPER NETWORKS INC       COMMON    48203R104  36366.82 958,030        955,115  1,325  1,590           640,199   3,910   313,921
LILLY, ELI AND COMPAN      COMMON    532457108  215.5679  2,812          2,812     0      0                0        0      2,812
LOWES COS INC COM          COMMON    548661107   467.6    8,000          8,000     0      0                0        0      8,000
MANOR CARE INC             COMMON    564055101  406.5108  19,927           0       0    19,927             0        0      19,927
MCDATA CORP CL A           COMMON    580031201  1003.395  53,160        52,998     0     162             26,316   1,209    25,635
MEDTRONIC INC COM          COMMON    585055106  244523.7 5,345,949     5,319,929   0    26,020          3,534,178 17,915  1,793,856
MERCK & CO INC             COMMON    589331107  3682.516  48,518        46,718     0    1,800             106       0      48,412
MERRILL LYNCH & CO IN      COMMON    590188108  228213.6 4,119,379     4,099,679   0    19,700          2,840,966 13,465  1,264,948
METHANEX CORP COM          COMMON    59151K108    400     50,000        50,000     0      0                0        0      50,000
MICROSOFT CORP COM         COMMON    594918104  13180.89 241,022        221,022    0    20,000           15,957   18,080  206,985
MINNESOTA MNG & MFG C      COMMON    604059105   218.19   2,100            0       0    2,100              0        0      2,100
MORGAN STANLEY DEAN W      COMMON    617446448  653.6095  12,217        10,217     0    2,000            1,877      0      10,340
NASDAQ 100 TR UNIT SE      COMMON    631100104  1175.675  30,030        30,030     0      0              16,030     0      14,000
NOKIA CORP ADR SPONSO      COMMON    654902204  177124.2 7,380,176     7,346,666 3,550  29,960          4,496,796 20,690  2,862,690
NORTHERN TR CORP COM       COMMON    665859104   337.5    5,400            0       0    5,400              0        0      5,400
OMNICOM GROUP COM          COMMON    681919106  541.6208  6,535          6,535     0      0               431       0      6,104
OPENWAVE SYSTEMS INC       COMMON    683718100  1198.316  60,399        59,299   1,100    0              44,474   1,100    14,825
ORACLE SYS CORP            COMMON    68389X105  1770.936 118,220        115,220  3,000    0              83,143   3,000    32,077
P M C-SIERRA INC COM       COMMON    69344F106  34156.04 1,380,600     1,376,960  800   2,840           910,365   5,425   464,810
PFIZER INC                 COMMON    717081103  218833.4 5,343,918     5,313,433   0    30,485          3,624,005 18,045  1,701,868
PHILIP MORRIS COS INS      COMMON    718154107  306.0525  6,450          1,650     0    4,800              0        0      6,450
QUALCOMM INC COM           COMMON    747525103  100753.5 1,779,311     1,773,816 1,000  4,495           1,151,315 7,240   620,756
REDBACK NETWORKS INC       COMMON    757209101  712.5199  54,474        53,074   1,400    0              39,439   1,400    13,635
REPAP ENTERPRISES INC      COMMON    76026M309     0      20,000        20,000     0      0                0        0      20,000
REUTERS GROUP PLC ADR      COMMON    76132M102   239.2    3,200          3,200     0      0                0        0      3,200
RICHARDSON ELECTRS LT      COMMON    763165107  232.875   18,000        18,000     0      0                0        0      18,000
ROYAL DUTCH PETE CO N      COMMON    780257804  585.4464  10,560          60       0    10,500             60       0      10,500
RSTK ABTOX INC SER F       FOREIGN   00386G991     0     120,387        120,387    0      0                0        0     120,387
SCHERING PLOUGH CORP       COMMON    806605101  1234.714  33,800        32,600     0    1,200              0        0      33,800
SCHLUMBERGER               COMMON    806857108  268.6354  4,663          2,637     0    2,026              0        0      4,663
SCHWAB CHARLES CORP N      COMMON    808513105  151963.5 9,854,962     9,779,636   0    75,326          5,986,487 74,705  3,793,770
SEMICONDUCTOR HOLDRS       COMMON    816636203  560.115   13,500        13,500     0      0                0        0      13,500
SIEBEL SYS INC COM         COMMON    826170102  1736.339  63,836        62,836   1,000    0              43,331   1,000    19,505
SONIC SOLUTIONS COM        COMMON    835460106   23.625   18,000        18,000     0      0                0        0      18,000
SPDR TR UNIT SER 1         COMMON    78462F103  676.802   5,800          5,800     0      0              5,800      0        0
SSL INTERNATIONAL PLC      FOREIGN      N/A        0      12,999        12,999     0      0                0        0      12,999
STRYKER CORP COM           COMMON    863667101   522.5    10,000        10,000     0      0                0        0      10,000
SUN MICROSYSTEMS INC       COMMON    866810104  4740.385 308,418        305,418  3,000    0             130,078   3,000   175,340
TEXAS INSTRS INC COM       COMMON    882508104   3886.1  125,439        123,039  2,400    0              80,164   2,400    42,875
TRUECROSSING TECHNOLO      MUTUAL    897854204  144.3485  50,121        50,121     0      0                0        0      50,121
UNITED TECHNOLOGIES C      COMMON    913017109  317.8288  4,336          4,336     0      0                0        0      4,336
VERISIGN INC COM           COMMON    92343E102   1119.4   31,588        30,888    700     0              23,653    700     7,235
VERITAS SOFTWARE CO C      COMMON    923436109  60216.73 1,302,265     1,298,640 1,550  2,075           806,531   7,920   487,814
WAL MART STORES INC        COMMON    931142103  3521.163  69,726        55,726     0    14,000            100       0      69,626
WALGREEN COMPANY           COMMON    931422109   228.48   5,600            0       0    5,600              0        0      5,600
WRIGLEY WM JR CO           COMMON    982526105    1158    24,000           0       0    24,000             0        0      24,000
XILINX INC COM             COMMON    983919101   210.75   6,000          6,000     0      0                0        0      6,000